Financial Statements

KBL Variable Account A

December 31, 2025

With Report of Independent Registered Public Accounting Firm

KBL Variable Account A

Financial Statements

December 31, 2025

Contents

Audited Financial Statements

KBL Variable Account A

Statements of Net Assets

December 31, 2025

					Uncollected
	Number of		Assets at		Actuarial Risk		Units
Subaccount	Shares	Cost	Market Value	Total Assets	Fee Payable	Net Assets	Outstanding	Range of Unit Values

AB VPS Relative Value Portfolio Class A	4,364	$ 126,594	$ 138,509	$ 138,509	$ -	$ 138,509	2,346	$ 59.03	$ 59.03
AB VPS Relative Value Portfolio Class B	16,847	479,642	519,725	519,725	-	519,725	11,675	44.20	45.99
AB VPS Sustainable Global Thematic Portfolio	5,296	170,113	160,257	160,257	-	160,257	8,003	20.02	20.02
Alger Small Cap Growth Portfolio	15,942	367,220	297,154	297,154	-	297,154	7,147	41.57	43.12
Columbia Variable Portfolio – Acorn Fund (a)	64,812	787,600	1,030,505	1,030,505	-	1,030,505	17,757	57.94	60.17
Columbia Variable Portfolio – Acorn International Fund (a)	12,187	262,029	249,108	249,108	-	249,108	8,200	30.38	31.55
Columbia Variable Portfolio - Dividend Opportunity Fund Class 1	18,591	455,505	975,294	975,294	-	975,294	32,807	29.72	30.38
Columbia Variable Portfolio - Dividend Opportunity Fund Class 2	6,447	205,207	325,050	325,050	-	325,050	11,317	28.67	29.30
Columbia Variable Portfolio - Government Money Market Fund	2,558,204	2,558,204	2,558,204	2,558,204	(239)	2,558,443	252,913	10.11	10.31
Columbia Variable Portfolio - Income Opportunities Fund Class 1	3,395	23,530	22,984	22,984	-	22,984	1,547	14.86	14.86
Columbia Variable Portfolio - Income Opportunities Fund Class 2	19,497	130,965	130,826	130,826	-	130,826	9,063	14.43	14.71
Columbia Variable Portfolio - Large Cap Growth Fund Class 1	18,191	210,395	1,034,320	1,034,320	-	1,034,320	16,787	61.57	62.93
Columbia Variable Portfolio - Large Cap Growth Fund Class 2	11,096	279,561	606,635	606,635	-	606,635	10,190	59.35	60.67
Columbia Variable Portfolio - Large Cap Index Fund	19,686	454,007	1,123,883	1,123,883	-	1,123,883	22,624	49.68	50.78
Columbia Variable Portfolio - Overseas Core Fund Class 1	10,467	129,267	187,257	187,257	-	187,257	9,761	19.18	19.18
Columbia Variable Portfolio - Overseas Core Fund Class 2	2,278	29,668	40,321	40,321	-	40,321	2,181	18.48	18.48
Columbia Variable Portfolio - Select Mid Cap Value Fund	5,706	169,077	270,136	270,136	-	270,136	8,396	32.11	32.82

(a) Name change.  See Note 2.

The accompanying notes are an integral part of these financial statements.

KBL Variable Account A

Statements of Net Assets (continued)

December 31, 2025

					Uncollected
	Number of		Assets at		Actuarial Risk		Units
Subaccount	Shares	Cost	Market Value	Total Assets	Fee Payable	Net Assets	Outstanding	Range of Unit Values

Columbia Variable Portfolio - Small Cap Value Fund Class 1	7,641	$ 90,319	$ 96,657	$ 96,657	$ -	$ 96,657	1,300	$ 74.33	$ 74.33
Columbia Variable Portfolio - Small Cap Value Fund Class 2	21,932	258,876	272,839	272,839	-	272,839	3,832	70.89	73.77
Columbia Variable Portfolio - Small Company Growth Fund	8,229	99,160	123,267	123,267	-	123,267	611	201.91	201.91
Columbia Variable Portfolio - Strategic Income Fund Class 1	54,266	213,363	205,669	205,669	-	205,669	5,331	38.58	38.58
Columbia Variable Portfolio - Strategic Income Fund Class 2	59,963	235,653	224,261	224,261	-	224,261	6,168	36.35	37.96
Columbia Variable Portfolio - U.S. Government Mortgage Fund Class 1	14,855	149,739	139,047	139,047	-	139,047	13,040	10.66	10.66
Columbia Variable Portfolio - U.S. Government Mortgage Fund Class 2	55,761	573,782	520,253	520,253	-	520,253	50,615	10.27	10.50
Fidelity VIP Dynamic Capital Appreciation Portfolio	2,181	28,783	40,291	40,291	-	40,291	578	69.73	69.73
Fidelity VIP Equity-Income Portfolio	30,454	705,980	856,678	856,678	-	856,678	19,773	43.17	44.85
Fidelity VIP Growth Opportunities Portfolio	6,314	321,838	608,663	608,663	-	608,663	8,376	72.67	75.50
Invesco V.I. American Franchise Fund	5,079	313,202	411,419	411,419	-	411,419	7,987	51.43	52.50
Invesco V.I. Core Equity Fund	10,001	302,233	360,351	360,351	-	360,351	8,949	40.07	41.26
Invesco V.I. EQV International Equity Fund	8,245	292,203	297,712	297,712	-	297,712	10,155	29.32	29.32
MFS VIT I Growth Series Initial Class	26,784	1,668,166	1,817,279	1,817,279	-	1,817,279	16,386	110.84	115.78
MFS VIT I Growth Series Service Class	16,124	904,409	978,377	978,377	-	978,377	9,369	104.29	108.94
MFS VIT I Investors Trust Series	12,730	374,810	325,494	325,494	-	325,494	7,996	40.71	42.30
MFS VIT I New Discovery Series	21,084	280,463	255,111	255,111	-	255,111	7,128	35.79	35.79
MFS VIT I Research Series	10,853	329,555	330,915	330,915	-	330,915	4,374	75.63	79.00
MFS VIT I Total Return Bond Series	447	5,836	5,266	5,266	-	5,266	244	21.62	21.62
MFS VIT II Massachusetts Investors Growth Stock Portfolio	23,065	482,152	504,423	504,423	-	504,423	16,088	31.35	31.35
Rydex VT NASDAQ-100 Fund	666	42,299	64,456	64,456	-	64,456	1,826	35.30	35.30

The accompanying notes are an integral part of these financial statements.

KBL Variable Account A

Statements of Net Assets (continued)

December 31, 2025

					Uncollected
	Number of		Assets at		Actuarial Risk		Units
Subaccount	Shares	Cost	Market Value	Total Assets	Fee Payable	Net Assets	Outstanding	Range of Unit Values

Templeton Developing Markets VIP Fund	3,386	30,396	40,905	40,905	-	40,905	1,245	32.85	32.85

The accompanying notes are an integral part of these financial statements.

KBL Variable Account A

Statements of Operations and Change in Net Assets

Years Ended December 31, 2025 and 2024

	AB VPS Relative	AB VPS Relative	AB VPS
	Value Portfolio	Value Portfolio	Sustainable Global
	Class A	Class B	Thematic Portfolio
Net assets as of December 31, 2023	$126,265	$536,562	$162,850
Investment income (loss):
Dividend distributions	1,994	6,887	-
Investment Expenses:
Mortality and expense risk and administrative charges	(1,888)	(7,626)	(2,375)
Net investment income (loss)	106	(739)	(2,375)
Increase (decrease) in net assets from operations:
Capital gain distributions	4,737	19,378	515
Realized capital gain (loss) on investments	1,044	27,983	632
Change in unrealized appreciation (depreciation)	8,892	12,015	8,618
Net gain (loss) on investments	14,673	59,376	9,765
Net increase (decrease) in net assets from operations	14,779	58,637	7,390
Contract owner transactions:
Deposits	-	86,286	-
Terminations, withdrawals and annuity payments	(13,909)	(64,987)	(6,794)
Transfers between subaccounts, net	-	(82,918)	473
Maintenance charges and mortality adjustments	-	(143)	(94)
Increase (decrease) in net assets from contract transactions	(13,909)	(61,762)	(6,415)
Total increase (decrease) in net assets	870	(3,125)	975
Net assets as of December 31, 2024	$127,135	$533,437	$163,825
Investment income (loss):
Dividend distributions	1,465	4,700	-
Investment Expenses:
Mortality and expense risk and administrative charges	(1,829)	(7,124)	(2,249)
Net investment income (loss)	(364)	(2,424)	(2,249)
Increase (decrease) in net assets from operations:
Capital gain distributions	10,677	43,885	20,949
Realized capital gain (loss) on investments	84	9,381	3,695
Change in unrealized appreciation (depreciation)	976	(7,481)	(15,566)
Net gain (loss) on investments	11,737	45,785	9,078
Net increase (decrease) in net assets from operations	11,373	43,361	6,829
Contract owner transactions:
Deposits	-	-	-
Terminations, withdrawals and annuity payments	-	(54,346)	(11,305)
Transfers between subaccounts, net	91	(2,308)	1,109
Maintenance charges and mortality adjustments	(90)	(419)	(201)
Increase (decrease) in net assets from contract transactions	1	(57,073)	(10,397)
Total increase (decrease) in net assets	11,374	(13,712)	(3,568)
Net assets as of December 31, 2025	$138,509	$519,725	$160,257

The accompanying notes are an integral part of these financial statements.

KBL Variable Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024

	Alger Small Cap Growth Portfolio	Columbia Variable Portfolio – Acorn Fund (a)	Columbia Variable Portfolio – Acorn International Fund (a)
Net assets as of December 31, 2023	$329,382	$1,254,222	$256,822
Investment income (loss):
Dividend distributions	1,270	-	3,340
Investment Expenses:
Mortality and expense risk and administrative charges	(4,637)	(16,257)	(3,391)
Net investment income (loss)	(3,367)	(16,257)	(51)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	(7,841)	(120,868)	(2,709)
Change in unrealized appreciation (depreciation)	32,540	271,530	(20,736)
Net gain (loss) on investments	24,699	150,662	(23,445)
Net increase (decrease) in net assets from operations	21,332	134,405	(23,496)
Contract owner transactions:
Deposits	1,108	99,404	-
Terminations, withdrawals and annuity payments	(18,727)	(385,296)	(16,222)
Transfers between subaccounts, net	211	6,570	12,152
Maintenance charges and mortality adjustments	(51)	(497)	(84)
Increase (decrease) in net assets from contract transactions	(17,459)	(279,819)	(4,154)
Total increase (decrease) in net assets	3,873	(145,414)	(27,650)
Net assets as of December 31, 2024	$333,255	$1,108,808	$229,172
Investment income (loss):
Dividend distributions	-	-	3,106
Investment Expenses:
Mortality and expense risk and administrative charges	(4,228)	(14,222)	(3,407)
Net investment income (loss)	(4,228)	(14,222)	(301)
Increase (decrease) in net assets from operations:
Capital gain distributions	3,446	-	1,197
Realized capital gain (loss) on investments	(8,975)	26,257	(2,273)
Change in unrealized appreciation (depreciation)	21,142	13,618	26,763
Net gain (loss) on investments	15,613	39,875	25,687
Net increase (decrease) in net assets from operations	11,385	25,653	25,386
Contract owner transactions:
Deposits	-	1,705	1,049
Terminations, withdrawals and annuity payments	(47,681)	(102,974)	(5,842)
Transfers between subaccounts, net	462	(1,550)	(413)
Maintenance charges and mortality adjustments	(267)	(1,137)	(244)
Increase (decrease) in net assets from contract transactions	(47,486)	(103,956)	(5,450)
Total increase (decrease) in net assets	(36,101)	(78,303)	19,936
Net assets as of December 31, 2025	$297,154	$1,030,505	$249,108

(a) Name change. See Note 2.

The accompanying notes are an integral part of these financial statements.

KBL Variable Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024

			Columbia Variable
	Columbia Variable	Columbia Variable	Portfolio -
	Portfolio - Dividend	Portfolio - Dividend	Government
	Opportunity Fund	Opportunity Fund	Money Market
	Class 1	Class 2	Fund
Net assets as of December 31, 2023	$988,957	$470,965	$2,768,218
Investment income (loss):
Dividend distributions	-	-	140,641
Investment Expenses:
Mortality and expense risk and administrative charges	(13,971)	(6,131)	(40,201)
Net investment income (loss)	(13,971)	(6,131)	100,440
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	83,719	170,100	-
Change in unrealized appreciation (depreciation)	58,551	(100,774)	-
Net gain (loss) on investments	142,270	69,326	-
Net increase (decrease) in net assets from operations	128,299	63,195	100,440
Contract owner transactions:
Deposits	2,657	-	15,545
Terminations, withdrawals and annuity payments	(111,568)	(264,415)	(323,203)
Transfers between subaccounts, net	(4,109)	49,676	232,016
Maintenance charges and mortality adjustments	(425)	(201)	(2,014)
Increase (decrease) in net assets from contract transactions	(113,445)	(214,940)	(77,656)
Total increase (decrease) in net assets	14,854	(151,745)	22,784
Net assets as of December 31, 2024	$1,003,811	$319,220	$2,791,002
Investment income (loss):
Dividend distributions	-	-	105,267
Investment Expenses:
Mortality and expense risk and administrative charges	(13,787)	(4,454)	(37,401)
Net investment income (loss)	(13,787)	(4,454)	67,866
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	120,348	20,084	-
Change in unrealized appreciation (depreciation)	24,963	26,777	-
Net gain (loss) on investments	145,311	46,861	-
Net increase (decrease) in net assets from operations	131,524	42,407	67,866
Contract owner transactions:
Deposits	-	-	1,049
Terminations, withdrawals and annuity payments	(159,634)	(35,683)	(355,221)
Transfers between subaccounts, net	674	(499)	57,365
Maintenance charges and mortality adjustments	(1,081)	(395)	(3,618)
Increase (decrease) in net assets from contract transactions	(160,041)	(36,577)	(300,425)
Total increase (decrease) in net assets	(28,517)	5,830	(232,559)
Net assets as of December 31, 2025	$975,294	$325,050	$2,558,443

The accompanying notes are an integral part of these financial statements.

KBL Variable Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024

	Columbia Variable	Columbia Variable	Columbia Variable
	Portfolio - Income	Portfolio - Income	Portfolio - Large
	Opportunities Fund	Opportunities Fund	Cap Growth Fund
	Class 1	Class 2	Class 1
Net assets as of December 31, 2023	$32,851	$133,208	$874,395
Investment income (loss):
Dividend distributions	1,868	6,746	-
Investment Expenses:
Mortality and expense risk and administrative charges	(433)	(1,803)	(13,502)
Net investment income (loss)	1,435	4,943	(13,502)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	(2,254)	(2,087)	81,135
Change in unrealized appreciation (depreciation)	2,328	2,454	179,565
Net gain (loss) on investments	74	367	260,700
Net increase (decrease) in net assets from operations	1,509	5,310	247,198
Contract owner transactions:
Deposits	-	-	-
Terminations, withdrawals and annuity payments	(12,917)	(13,666)	(83,416)
Transfers between subaccounts, net	1	124	(1,173)
Maintenance charges and mortality adjustments	(11)	(46)	(376)
Increase (decrease) in net assets from contract transactions	(12,927)	(13,588)	(84,965)
Total increase (decrease) in net assets	(11,418)	(8,278)	162,233
Net assets as of December 31, 2024	$21,433	$124,930	$1,036,628
Investment income (loss):
Dividend distributions	447	2,273	-
Investment Expenses:
Mortality and expense risk and administrative charges	(309)	(1,771)	(14,355)
Net investment income (loss)	138	502	(14,355)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	(45)	(722)	134,190
Change in unrealized appreciation (depreciation)	1,468	8,724	26,339
Net gain (loss) on investments	1,423	8,002	160,529
Net increase (decrease) in net assets from operations	1,561	8,504	146,174
Contract owner transactions:
Deposits	-	-	-
Terminations, withdrawals and annuity payments	-	(2,767)	(134,912)
Transfers between subaccounts, net	14	293	(12,529)
Maintenance charges and mortality adjustments	(24)	(134)	(1,041)
Increase (decrease) in net assets from contract transactions	(10)	(2,608)	(148,482)
Total increase (decrease) in net assets	1,551	5,896	(2,308)
Net assets as of December 31, 2025	$22,984	$130,826	$1,034,320

The accompanying notes are an integral part of these financial statements.

KBL Variable Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024

	Columbia Variable		Columbia Variable
	Portfolio - Large	Columbia Variable	Portfolio -
	Cap Growth Fund	Portfolio - Large	Overseas Core
	Class 2	Cap Index Fund	Fund Class 1
Net assets as of December 31, 2023	$580,636	$936,095	$186,657
Investment income (loss):
Dividend distributions	-	-	7,715
Investment Expenses:
Mortality and expense risk and administrative charges	(7,626)	(14,517)	(2,444)
Net investment income (loss)	(7,626)	(14,517)	5,271
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	169,704	247,095	1,101
Change in unrealized appreciation (depreciation)	(23,791)	(22,280)	(2,193)
Net gain (loss) on investments	145,913	224,815	(1,092)
Net increase (decrease) in net assets from operations	138,287	210,298	4,179
Contract owner transactions:
Deposits	78,330	83,689	801
Terminations, withdrawals and annuity payments	(143,498)	(282,083)	(32,826)
Transfers between subaccounts, net	(78,485)	89,992	365
Maintenance charges and mortality adjustments	(124)	(601)	(95)
Increase (decrease) in net assets from contract transactions	(143,777)	(109,003)	(31,755)
Total increase (decrease) in net assets	(5,490)	101,295	(27,576)
Net assets as of December 31, 2024	$575,146	$1,037,390	$159,081
Investment income (loss):
Dividend distributions	-	-	3,537
Investment Expenses:
Mortality and expense risk and administrative charges	(7,830)	(14,799)	(2,450)
Net investment income (loss)	(7,830)	(14,799)	1,087
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	49,117	82,615	2,390
Change in unrealized appreciation (depreciation)	33,853	89,135	50,750
Net gain (loss) on investments	82,970	171,750	53,140
Net increase (decrease) in net assets from operations	75,140	156,951	54,227
Contract owner transactions:
Deposits	-	1,311	-
Terminations, withdrawals and annuity payments	(45,513)	(56,313)	(22,100)
Transfers between subaccounts, net	2,309	(14,142)	(3,735)
Maintenance charges and mortality adjustments	(447)	(1,314)	(216)
Increase (decrease) in net assets from contract transactions	(43,651)	(70,458)	(26,051)
Total increase (decrease) in net assets	31,489	86,493	28,176
Net assets as of December 31, 2025	$606,635	$1,123,883	$187,257

The accompanying notes are an integral part of these financial statements.

KBL Variable Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024

	Columbia Variable	Columbia Variable	Columbia Variable
	Portfolio -	Portfolio - Select	Portfolio - Small
	Overseas Core	Mid Cap Value	Cap Value Fund
	Fund Class 2	Fund	Class 1
Net assets as of December 31, 2023	$31,529	$290,816	$137,623
Investment income (loss):
Dividend distributions	1,340	-	625
Investment Expenses:
Mortality and expense risk and administrative charges	(451)	(4,907)	(1,291)
Net investment income (loss)	889	(4,907)	(666)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	3,652
Realized capital gain (loss) on investments	(48)	24,875	(17,307)
Change in unrealized appreciation (depreciation)	(166)	17,035	19,400
Net gain (loss) on investments	(214)	41,910	5,745
Net increase (decrease) in net assets from operations	675	37,003	5,079
Contract owner transactions:
Deposits	-	-	-
Terminations, withdrawals and annuity payments	(2,092)	(38,898)	(56,835)
Transfers between subaccounts, net	395	61,169	-
Maintenance charges and mortality adjustments	(29)	(224)	(23)
Increase (decrease) in net assets from contract transactions	(1,726)	22,047	(56,858)
Total increase (decrease) in net assets	(1,051)	59,050	(51,779)
Net assets as of December 31, 2024	$30,478	$349,866	$85,844
Investment income (loss):
Dividend distributions	616	-	1,047
Investment Expenses:
Mortality and expense risk and administrative charges	(499)	(4,329)	(1,207)
Net investment income (loss)	117	(4,329)	(160)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	14,466
Realized capital gain (loss) on investments	190	77,121	(1,185)
Change in unrealized appreciation (depreciation)	10,485	(34,944)	(1,673)
Net gain (loss) on investments	10,675	42,177	11,608
Net increase (decrease) in net assets from operations	10,792	37,848	11,448
Contract owner transactions:
Deposits	-	656	-
Terminations, withdrawals and annuity payments	(122)	(116,111)	(612)
Transfers between subaccounts, net	(765)	(1,748)	61
Maintenance charges and mortality adjustments	(62)	(375)	(84)
Increase (decrease) in net assets from contract transactions	(949)	(117,578)	(635)
Total increase (decrease) in net assets	9,843	(79,730)	10,813
Net assets as of December 31, 2025	$40,321	$270,136	$96,657

The accompanying notes are an integral part of these financial statements.

KBL Variable Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024

	Columbia Variable	Columbia Variable	Columbia Variable
	Portfolio - Small	Portfolio - Small	Portfolio - Strategic
	Cap Value Fund	Company Growth	Income Fund
	Class 2	Fund	Class 1
Net assets as of December 31, 2023	$251,536	$87,477	$281,631
Investment income (loss):
Dividend distributions	1,435	2,177	11,968
Investment Expenses:
Mortality and expense risk and administrative charges	(3,939)	(1,328)	(3,754)
Net investment income (loss)	(2,504)	849	8,214
Increase (decrease) in net assets from operations:
Capital gain distributions	11,802	-	-
Realized capital gain (loss) on investments	12,783	(2,381)	(2,687)
Change in unrealized appreciation (depreciation)	(4,266)	20,248	2,928
Net gain (loss) on investments	20,319	17,867	241
Net increase (decrease) in net assets from operations	17,815	18,716	8,455
Contract owner transactions:
Deposits	50,340	-	-
Terminations, withdrawals and annuity payments	(121,455)	(3,432)	(31,134)
Transfers between subaccounts, net	65,549	-	1,410
Maintenance charges and mortality adjustments	(83)	(23)	(93)
Increase (decrease) in net assets from contract transactions	(5,649)	(3,455)	(29,817)
Total increase (decrease) in net assets	12,166	15,261	(21,362)
Net assets as of December 31, 2024	$263,702	$102,738	$260,269
Investment income (loss):
Dividend distributions	2,548	-	10,846
Investment Expenses:
Mortality and expense risk and administrative charges	(3,555)	(1,491)	(3,334)
Net investment income (loss)	(1,007)	(1,491)	7,512
Increase (decrease) in net assets from operations:
Capital gain distributions	43,874	13,996	-
Realized capital gain (loss) on investments	2,213	(1,207)	(4,545)
Change in unrealized appreciation (depreciation)	(11,921)	9,252	10,847
Net gain (loss) on investments	34,166	22,041	6,302
Net increase (decrease) in net assets from operations	33,159	20,550	13,814
Contract owner transactions:
Deposits	-	-	-
Terminations, withdrawals and annuity payments	(21,999)	-	(69,333)
Transfers between subaccounts, net	(1,803)	82	1,159
Maintenance charges and mortality adjustments	(220)	(103)	(240)
Increase (decrease) in net assets from contract transactions	(24,022)	(21)	(68,414)
Total increase (decrease) in net assets	9,137	20,529	(54,600)
Net assets as of December 31, 2025	$272,839	$123,267	$205,669

The accompanying notes are an integral part of these financial statements.

KBL Variable Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024

		Columbia Variable	Columbia Variable
	Columbia Variable	Portfolio - U.S.	Portfolio - U.S.
	Portfolio - Strategic	Government	Government
	Income Fund	Mortgage Fund	Mortgage Fund
	Class 2	Class 1	Class 2
Net assets as of December 31, 2023	$348,794	$151,510	$651,077
Investment income (loss):
Dividend distributions	12,578	4,832	18,759
Investment Expenses:
Mortality and expense risk and administrative charges	(4,136)	(2,052)	(7,974)
Net investment income (loss)	8,442	2,780	10,785
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	(15,992)	(2,136)	(26,363)
Change in unrealized appreciation (depreciation)	16,105	(532)	15,471
Net gain (loss) on investments	113	(2,668)	(10,892)
Net increase (decrease) in net assets from operations	8,555	112	(107)
Contract owner transactions:
Deposits	32,459	650	-
Terminations, withdrawals and annuity payments	(149,701)	(9,795)	(155,823)
Transfers between subaccounts, net	2,107	1,551	20,060
Maintenance charges and mortality adjustments	(256)	(44)	(258)
Increase (decrease) in net assets from contract transactions	(115,391)	(7,638)	(136,021)
Total increase (decrease) in net assets	(106,836)	(7,526)	(136,128)
Net assets as of December 31, 2024	$241,958	$143,984	$514,949
Investment income (loss):
Dividend distributions	10,887	3,287	10,500
Investment Expenses:
Mortality and expense risk and administrative charges	(3,375)	(2,022)	(7,171)
Net investment income (loss)	7,512	1,265	3,329
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	(3,096)	(2,301)	(8,056)
Change in unrealized appreciation (depreciation)	9,151	11,850	41,343
Net gain (loss) on investments	6,055	9,549	33,287
Net increase (decrease) in net assets from operations	13,567	10,814	36,616
Contract owner transactions:
Deposits	-	-	2,360
Terminations, withdrawals and annuity payments	(27,232)	(16,486)	(28,108)
Transfers between subaccounts, net	(3,580)	867	(5,001)
Maintenance charges and mortality adjustments	(452)	(132)	(563)
Increase (decrease) in net assets from contract transactions	(31,264)	(15,751)	(31,312)
Total increase (decrease) in net assets	(17,697)	(4,937)	5,304
Net assets as of December 31, 2025	$224,261	$139,047	$520,253

The accompanying notes are an integral part of these financial statements.

KBL Variable Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024

	Fidelity VIP
	Dynamic Capital		Fidelity VIP Growth
	Appreciation	Fidelity VIP Equity-	Opportunities
	Portfolio	Income Portfolio	Portfolio
Net assets as of December 31, 2023	$29,222	$790,765	$427,541
Investment income (loss):
Dividend distributions	16	12,276	-
Investment Expenses:
Mortality and expense risk and administrative charges	(465)	(11,005)	(6,643)
Net investment income (loss)	(449)	1,271	(6,643)
Increase (decrease) in net assets from operations:
Capital gain distributions	1,419	46,384	-
Realized capital gain (loss) on investments	741	38,135	36,548
Change in unrealized appreciation (depreciation)	5,026	13,874	117,133
Net gain (loss) on investments	7,186	98,393	153,681
Net increase (decrease) in net assets from operations	6,737	99,664	147,038
Contract owner transactions:
Deposits	-	110,151	-
Terminations, withdrawals and annuity payments	(680)	(138,761)	(40,119)
Transfers between subaccounts, net	-	(88,238)	(15,489)
Maintenance charges and mortality adjustments	(17)	(467)	(257)
Increase (decrease) in net assets from contract transactions	(697)	(117,315)	(55,865)
Total increase (decrease) in net assets	6,040	(17,651)	91,173
Net assets as of December 31, 2024	$35,262	$773,114	$518,714
Investment income (loss):
Dividend distributions	156	13,364	-
Investment Expenses:
Mortality and expense risk and administrative charges	(507)	(11,133)	(7,652)
Net investment income (loss)	(351)	2,231	(7,652)
Increase (decrease) in net assets from operations:
Capital gain distributions	6,783	47,139	7,719
Realized capital gain (loss) on investments	875	15,636	17,414
Change in unrealized appreciation (depreciation)	(1,469)	63,690	85,760
Net gain (loss) on investments	6,189	126,465	110,893
Net increase (decrease) in net assets from operations	5,838	128,696	103,241
Contract owner transactions:
Deposits	-	1,049	1,180
Terminations, withdrawals and annuity payments	(791)	(34,453)	(10,080)
Transfers between subaccounts, net	26	(10,745)	(3,756)
Maintenance charges and mortality adjustments	(44)	(983)	(636)
Increase (decrease) in net assets from contract transactions	(809)	(45,132)	(13,292)
Total increase (decrease) in net assets	5,029	83,564	89,949
Net assets as of December 31, 2025	$40,291	$856,678	$608,663

The accompanying notes are an integral part of these financial statements.

KBL Variable Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024

	Invesco V.I.		Invesco V.I. EQV
	American	Invesco V.I. Core	International Equity
	Franchise Fund	Equity Fund	Fund
Net assets as of December 31, 2023	$358,137	$307,839	$329,693
Investment income (loss):
Dividend distributions	-	2,304	5,027
Investment Expenses:
Mortality and expense risk and administrative charges	(5,835)	(4,551)	(4,260)
Net investment income (loss)	(5,835)	(2,247)	767
Increase (decrease) in net assets from operations:
Capital gain distributions	-	27,671	1,495
Realized capital gain (loss) on investments	(468)	(7,642)	(5,557)
Change in unrealized appreciation (depreciation)	123,532	52,201	2,519
Net gain (loss) on investments	123,064	72,230	(1,543)
Net increase (decrease) in net assets from operations	117,229	69,983	(776)
Contract owner transactions:
Deposits	-	33,517	-
Terminations, withdrawals and annuity payments	(20,970)	(36,560)	(63,361)
Transfers between subaccounts, net	274	(33,217)	7,133
Maintenance charges and mortality adjustments	(188)	(88)	(117)
Increase (decrease) in net assets from contract transactions	(20,884)	(36,348)	(56,345)
Total increase (decrease) in net assets	96,345	33,635	(57,121)
Net assets as of December 31, 2024	$454,482	$341,474	$272,572
Investment income (loss):
Dividend distributions	-	2,229	4,080
Investment Expenses:
Mortality and expense risk and administrative charges	(5,745)	(4,734)	(3,996)
Net investment income (loss)	(5,745)	(2,505)	84
Increase (decrease) in net assets from operations:
Capital gain distributions	37,055	25,661	18,108
Realized capital gain (loss) on investments	9,003	5,668	474
Change in unrealized appreciation (depreciation)	(7,302)	19,105	21,067
Net gain (loss) on investments	38,756	50,434	39,649
Net increase (decrease) in net assets from operations	33,011	47,929	39,733
Contract owner transactions:
Deposits	-	-	1,442
Terminations, withdrawals and annuity payments	(64,128)	(16,601)	(6,555)
Transfers between subaccounts, net	(11,503)	(12,161)	(9,194)
Maintenance charges and mortality adjustments	(443)	(290)	(286)
Increase (decrease) in net assets from contract transactions	(76,074)	(29,052)	(14,593)
Total increase (decrease) in net assets	(43,063)	18,877	25,140
Net assets as of December 31, 2025	$411,419	$360,351	$297,712

The accompanying notes are an integral part of these financial statements.

KBL Variable Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024

		MFS VIT I Growth	MFS VIT I
	MFS VIT I Growth	Series Service	Investors Trust
	Series Initial Class	Class	Series
Net assets as of December 31, 2023	$1,728,932	$789,866	$364,291
Investment income (loss):
Dividend distributions	-	-	1,778
Investment Expenses:
Mortality and expense risk and administrative charges	(26,761)	(12,602)	(5,346)
Net investment income (loss)	(26,761)	(12,602)	(3,568)
Increase (decrease) in net assets from operations:
Capital gain distributions	146,120	74,828	27,749
Realized capital gain (loss) on investments	100,717	38,792	12,132
Change in unrealized appreciation (depreciation)	265,457	125,072	23,964
Net gain (loss) on investments	512,294	238,692	63,845
Net increase (decrease) in net assets from operations	485,533	226,090	60,277
Contract owner transactions:
Deposits	5,122	-	-
Terminations, withdrawals and annuity payments	(202,579)	(72,595)	(36,589)
Transfers between subaccounts, net	(4,448)	(3,385)	11,410
Maintenance charges and mortality adjustments	(846)	(388)	(98)
Increase (decrease) in net assets from contract transactions	(202,751)	(76,368)	(25,277)
Total increase (decrease) in net assets	282,782	149,722	35,000
Net assets as of December 31, 2024	$2,011,714	$939,588	$399,291
Investment income (loss):
Dividend distributions	-	-	1,833
Investment Expenses:
Mortality and expense risk and administrative charges	(26,860)	(13,177)	(5,043)
Net investment income (loss)	(26,860)	(13,177)	(3,210)
Increase (decrease) in net assets from operations:
Capital gain distributions	341,686	191,239	129,667
Realized capital gain (loss) on investments	121,310	26,973	36,464
Change in unrealized appreciation (depreciation)	(248,032)	(110,815)	(121,752)
Net gain (loss) on investments	214,964	107,397	44,379
Net increase (decrease) in net assets from operations	188,104	94,220	41,169
Contract owner transactions:
Deposits	-	-	656
Terminations, withdrawals and annuity payments	(381,578)	(45,777)	(115,078)
Transfers between subaccounts, net	1,099	(8,656)	(233)
Maintenance charges and mortality adjustments	(2,060)	(998)	(311)
Increase (decrease) in net assets from contract transactions	(382,539)	(55,431)	(114,966)
Total increase (decrease) in net assets	(194,435)	38,789	(73,797)
Net assets as of December 31, 2025	$1,817,279	$978,377	$325,494

The accompanying notes are an integral part of these financial statements.

KBL Variable Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024

			MFS VIT I Total
	MFS VIT I New	MFS VIT I	Return Bond
	Discovery Series	Research Series	Series
Net assets as of December 31, 2023	$289,743	$342,497	$4,926
Investment income (loss):
Dividend distributions	-	2,055	211
Investment Expenses:
Mortality and expense risk and administrative charges	(4,339)	(4,834)	(69)
Net investment income (loss)	(4,339)	(2,779)	142
Increase (decrease) in net assets from operations:
Capital gain distributions	-	19,754	-
Realized capital gain (loss) on investments	(5,505)	7,518	(9)
Change in unrealized appreciation (depreciation)	25,342	30,139	(77)
Net gain (loss) on investments	19,837	57,411	(86)
Net increase (decrease) in net assets from operations	15,498	54,632	56
Contract owner transactions:
Deposits	-	-	-
Terminations, withdrawals and annuity payments	(8,475)	(48,678)	-
Transfers between subaccounts, net	14,224	(285)	-
Maintenance charges and mortality adjustments	(6)	(111)	-
Increase (decrease) in net assets from contract transactions	5,743	(49,074)	-
Total increase (decrease) in net assets	21,241	5,558	56
Net assets as of December 31, 2024	$310,984	$348,055	$4,982
Investment income (loss):
Dividend distributions	-	3,270	228
Investment Expenses:
Mortality and expense risk and administrative charges	(3,936)	(4,701)	(71)
Net investment income (loss)	(3,936)	(1,431)	157
Increase (decrease) in net assets from operations:
Capital gain distributions	-	80,143	-
Realized capital gain (loss) on investments	(39,059)	4,241	(10)
Change in unrealized appreciation (depreciation)	72,322	(46,496)	137
Net gain (loss) on investments	33,263	37,888	127
Net increase (decrease) in net assets from operations	29,327	36,457	284
Contract owner transactions:
Deposits	-	-	-
Terminations, withdrawals and annuity payments	(85,112)	(53,435)	-
Transfers between subaccounts, net	89	145	3
Maintenance charges and mortality adjustments	(177)	(307)	(3)
Increase (decrease) in net assets from contract transactions	(85,200)	(53,597)	-
Total increase (decrease) in net assets	(55,873)	(17,140)	284
Net assets as of December 31, 2025	$255,111	$330,915	$5,266

The accompanying notes are an integral part of these financial statements.

KBL Variable Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024

	MFS VIT II
	Massachusetts	Rydex VT	Templeton
	Investors Growth	NASDAQ-100	Developing
	Stock Portfolio	Fund	Markets VIP Fund
Net assets as of December 31, 2023	$514,159	$282,727	$29,041
Investment income (loss):
Dividend distributions	745	105	1,193
Investment Expenses:
Mortality and expense risk and administrative charges	(7,989)	(1,101)	(424)
Net investment income (loss)	(7,244)	(996)	769
Increase (decrease) in net assets from operations:
Capital gain distributions	51,827	973	229
Realized capital gain (loss) on investments	5,301	97,692	406
Change in unrealized appreciation (depreciation)	25,487	(84,723)	524
Net gain (loss) on investments	82,615	13,942	1,159
Net increase (decrease) in net assets from operations	75,371	12,946	1,928
Contract owner transactions:
Deposits	-	-	-
Terminations, withdrawals and annuity payments	(10,258)	(61,174)	(2,610)
Transfers between subaccounts, net	11,893	(179,137)	-
Maintenance charges and mortality adjustments	(225)	(6)	(3)
Increase (decrease) in net assets from contract transactions	1,410	(240,317)	(2,613)
Total increase (decrease) in net assets	76,781	(227,371)	(685)
Net assets as of December 31, 2024	$590,940	$55,356	$28,356
Investment income (loss):
Dividend distributions	83	18	182
Investment Expenses:
Mortality and expense risk and administrative charges	(7,611)	(814)	(474)
Net investment income (loss)	(7,528)	(796)	(292)
Increase (decrease) in net assets from operations:
Capital gain distributions	71,789	3,322	569
Realized capital gain (loss) on investments	41,552	429	114
Change in unrealized appreciation (depreciation)	(62,328)	6,689	12,157
Net gain (loss) on investments	51,013	10,440	12,840
Net increase (decrease) in net assets from operations	43,485	9,644	12,548
Contract owner transactions:
Deposits	656	-	-
Terminations, withdrawals and annuity payments	(131,334)	-	-
Transfers between subaccounts, net	1,233	(496)	26
Maintenance charges and mortality adjustments	(557)	(48)	(25)
Increase (decrease) in net assets from contract transactions	(130,002)	(544)	1
Total increase (decrease) in net assets	(86,517)	9,100	12,549
Net assets as of December 31, 2025	$504,423	$64,456	$40,905

The accompanying notes are an integral part of these financial statements.

KBL Variable Account A

Notes to Financial Statements

December 31, 2025

Note 1. Organization

Keyport Benefit Life (“KBL”) Variable Account A (the “Separate Account”) is a separate account of Nassau Life Insurance Company (“NNY”, the “Company”, the “Sponsor”, “we” or “us”). NNY is a wholly-owned subsidiary of The Nassau Companies of New York (“NCNY”), whose ultimate parent is Nassau Insurance Group Holdings G.P., LLC (“Nassau”). Founded in April 2015, Nassau is a privately held insurance and reinsurance business focused on building a franchise across the insurance value chain. NCNY is a holding company for NNY. On July 1, 2023, NNY completed its acquisition of Delaware Life Insurance Company of New York (“DLNY”) from Delaware Life Insurance Company, after receipt of insurance regulatory approval by the New York Department of Financial Services (the “NYDFS” or the “Department”). Effective July 5, 2023, DLNY merged with and into NNY pursuant to a merger agreement with NNY as the surviving entity.The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended and was established on April 2015. As directed by the owners, amounts directed to each subaccount are invested in a designated mutual fund as follows:

Subaccount	Share Class

AB VPS Balanced Hedged Allocation Portfolio	Class B
AB VPS Large Cap Growth	Class B
AB VPS Relative Value Portfolio	Class A
AB VPS Relative Value Portfolio	Class B
AB VPS Sustainable Global Thematic Portfolio	Class B
Alger Small Cap Growth Portfolio	I-2
Columbia Variable Portfolio – Acorn Fund	-
Columbia Variable Portfolio – Acorn International Fund	-
Columbia Variable Portfolio - Dividend Opportunity Fund	Class 1
Columbia Variable Portfolio - Dividend Opportunity Fund	Class 2
Columbia Variable Portfolio - Government Money Market Fund	Class 1
Columbia Variable Portfolio - Income Opportunities Fund	Class 1
Columbia Variable Portfolio - Income Opportunities Fund	Class 2
Columbia Variable Portfolio - Large Cap Growth Fund	Class 1
Columbia Variable Portfolio - Large Cap Growth Fund	Class 2
Columbia Variable Portfolio - Large Cap Index Fund	Class 2
Columbia Variable Portfolio - Overseas Core Fund	Class 1
Columbia Variable Portfolio - Overseas Core Fund	Class 2
Columbia Variable Portfolio - Select Mid Cap Value Fund	Class 1
Columbia Variable Portfolio - Small Cap Value Fund	Class 1
Columbia Variable Portfolio - Small Cap Value Fund	Class 2
Columbia Variable Portfolio - Small Company Growth Fund	Class 1
Columbia Variable Portfolio - Strategic Income Fund	Class 1
Columbia Variable Portfolio - Strategic Income Fund	Class 2
Columbia Variable Portfolio - U.S. Government Mortgage Fund	Class 1
Columbia Variable Portfolio - U.S. Government Mortgage Fund	Class 2
Fidelity VIP Dynamic Capital Appreciation Portfolio	Service Class 2
Fidelity VIP Equity-Income Portfolio	Service Class 2
Fidelity VIP Growth Opportunities Portfolio	Service Class 2
Invesco V.I. American Franchise Fund	Series I
Invesco V.I. Core Equity Fund	Series I
Invesco V.I. EQV International Equity Fund	Series I
MFS VIT I Growth Series	Initial Class

KBL Variable Account A

Notes to Financial Statements (continued)

Note 1. Organization (continued)

Subaccount	Share Class

MFS VIT I Growth Series	Service Class
MFS VIT I Investors Trust Series	Service Class
MFS VIT I New Discovery Series	Service Class
MFS VIT I Research Series	Initial Class
MFS VIT I Total Return Bond Series	Initial Class
MFS VIT II Massachusetts Investors Growth Stock Portfolio	S Class
Rydex VT NASDAQ-100 Fund	-
Templeton Developing Markets VIP Fund	Class 2

Forty-one subaccounts are currently offered by the Separate Account. The following subaccounts had no activity for two consecutive years and are not included in the Statements of Net Assets or the Statements of Operations and Change in Net Assets:

Subaccount

AB VPS Balanced Hedged Allocation Portfolio

AB VPS Large Cap Growth

Note 2. Additions, Mergers, Liquidations and Name Changes

A. Additions

There were no fund additions in 2024 or 2025.

B. Mergers

There were no fund mergers in 2024 or 2025.

C. Liquidations

During the last two years the following subaccount was liquidated and subsequently reinvested:

Transferred
Date	Liquidated Subaccount	Reinvested Subaccount	Assets ($)

April 15, 2024	AB VPS Sustainable International Thematic Portfolio	Columbia VP - Government Money Market Fund	-

D. Name Changes

During the last two years the following subaccount name changes were made effective:

Date	New Name	Old Name

June 2, 2025	Columbia Variable Portfolio – Acorn Fund	Wanger Acorn
June 2, 2025	Columbia Variable Portfolio – Acorn International Fund	Wanger International

KBL Variable Account A

Notes to Financial Statements (continued)

Note 3. Significant Accounting Policies

Investment Valuation

Investments in mutual fund shares are carried in the statements of net assets at market value (net asset value of the underlying mutual fund). Investment transactions are accounted for on the trade date. Realized capital gains and losses on sales of investments are determined based on the average cost of investments sold. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Market Risk

Each subaccount invests in shares of a single underlying fund. The investment performance of each subaccount will reflect the investment performance of the underlying fund less separate account expenses. There is no assurance that the investment objective of any underlying fund will be met. A fund calculates a daily net asset value per share ("NAV") which is based on the market value of its investment portfolio. The amount of risk varies significantly between subaccounts. Due to the level of risk associated with certain investment portfolios, it is at least reasonably possible that changes in the values of investment portfolios will occur in the near term and that such changes could materially affect contract holder’s investments in the funds and the amounts reported in the statements of net assets. The contract holder assumes all of the investment performance risk for the subaccounts selected.

Contracts in Payout (Annuitization) Period

Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table, Annuity 2000 Mortality Table, or 2012 Individual Annuity Reserving Mortality Table depending on the particular product. The assumed interest return is also dependent on the particular product, and could range from 0.75 percent to 5.25 percent, as regulated by the laws of the respective states. During the payout period, the mortality risk is fully borne by NNY and may result in additional amounts being transferred into the Separate Account from NNY to cover greater longevity of annuitants than expected. Conversely, if amounts allocated during the payout period exceed amounts required, transfers of excess amounts from the Separate Account may be made to NNY. These amounts will appear in the “Maintenance charges and mortality adjustments” of the Statements of Operations and Change in Net Assets.

Annuity Assets

Annuity Assets relate to contracts that have annuitized and are in the payout period. Such assets are computed on the basis of published mortality tables using assumed interest rates that will provide assets as prescribed by law. In cases where the payout option selected is life contingent, NNY periodically recalculates the required annuity assets, and any resulting adjustment is either charged or credited to NNY and not to the Separate Account.

The annuity assets for December 31, 2025 by subaccount are as follows:

Subaccount	Annuity Assets

AB VPS Relative Value Portfolio Class B	$15,277
Alger Small Cap Growth Portfolio	128
Columbia Variable Portfolio – Acorn Fund	11,641
Columbia Variable Portfolio - Dividend Opportunity Fund Class 1	1,338
Columbia Variable Portfolio - Dividend Opportunity Fund Class 2	7,491
Columbia Variable Portfolio - Government Money Market Fund	12,745
Columbia Variable Portfolio - Large Cap Growth Fund Class 1	9,191
Columbia Variable Portfolio - Large Cap Index Fund	142
Columbia Variable Portfolio - Select Mid Cap Value Fund	6,329
Columbia Variable Portfolio - Small Cap Value Fund Class 2	7,736
Columbia Variable Portfolio - Strategic Income Fund Class 2	109

KBL Variable Account A

Notes to Financial Statements (continued)

Note 3. Significant Accounting Policies (continued)

Subaccount	Annuity Assets

Columbia Variable Portfolio - U.S. Government Mortgage Fund Class 2	536
Fidelity VIP Equity-Income Portfolio	11,738
Invesco V.I. American Franchise Fund	8,011
Invesco V.I. Core Equity Fund	11,668
MFS VIT I Growth Series Initial Class	3,945
MFS VIT I Growth Series Service Class	8,075
MFS VIT I Research Series	412

Reinvestment of Dividends

Dividend and capital gain distributions paid by the mutual funds to the Separate Account are reinvested in additional shares of each respective fund. Dividend income and capital gain distributions are recorded as income on the ex-dividend date.

Federal Income Taxes

The operations of the Separate Account are included in the federal income tax return of NNY, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, NNY does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. NNY will review periodically the status of this policy in the event of changes in the tax law.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

In applying these estimates and assumptions, management makes subjective and complex judgments that frequently require assumptions about matters that are uncertain and inherently subject to change such as possibility for elevated mortality and investment market volatility.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).

The Separate Account invests in shares of open-end mutual funds, which process contract holders directed purchases, sales and transfers on a daily basis at the funds’ computed net asset values (NAVs). The fair value of the Separate Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodians and reflect the fair values of the mutual fund investments. The NAV is calculated daily and is based on the fair values of the underlying securities.

Because the fund provides liquidity for the investments through purchases and redemptions at NAV, this may represent the fair value of the investment in the fund. That is, for an open-ended mutual fund, the fair value of an investment in the fund would not be expected to be higher than the amount that a new investor would be required to spend in order to directly invest in the mutual fund. Similarly, the hypothetical seller of the investment would not be expected to accept less in proceeds than it could receive by directly redeeming its investment with the fund.

KBL Variable Account A

Notes to Financial Statements (continued)

Note 3. Significant Accounting Policies (continued)

The Separate Account measures the fair value of its investment in the Fund on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Separate Account has the ability to access.

• Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

• Level 3 – Unobservable inputs for the asset or liability, to the extent observable inputs are not available, representing the Separate Account’s own assumptions about the assumptions a market participant would use in valuing the assets or liability, and would be based on the best information available.

Investments in Fund shares are valued using the reported net asset value of the respective Funds at the end of each New York Stock Exchange business day, as determined by the respective Funds. Investments held by the Separate Account are Level 1 within the hierarchy. There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2025.

Segment Disclosures

An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the 2VP Finance, Accounting Operations Department, who is responsible for reviewing subaccount financial statements and related Separate Account controls. The Separate Account represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on the investment selections of its contract holders. The financial information which is used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reported on the Statements of Operations and Change in Net Assets as net assets and significant segment expenses are reported in the Statements of Operations and Change in Net Assets. The CODM does not evaluate the business using asset or subaccount expense information.

KBL Variable Account A

Notes to Financial Statements (continued)

Note 4. Purchases and Proceeds from Sales of Investments

The cost of investment purchases and proceeds from investments sold for the years ended December 31, 2025 and 2024, were as follows:

	2025		2024
Subaccount	Cost of Purchases	Proceeds from Sales	Cost of Purchases	Proceeds from Sales

AB VPS Relative Value Portfolio Class A	$ 12,143	$ 1,829	$ 6,731	$ 15,806
AB VPS Relative Value Portfolio Class B	73,563	89,176	104,957	151,052
AB VPS Sustainable Global Thematic Portfolio	28,983	20,680	1,256	9,543
Alger Small Cap Growth Portfolio	4,318	52,586	3,124	24,013
Columbia Variable Portfolio – Acorn Fund (a)	13,789	131,968	109,418	413,373
Columbia Variable Portfolio – Acorn International Fund (a)	12,459	17,014	14,854	19,079
Columbia Variable Portfolio - Dividend Opportunity Fund Class 1	1,214	175,041	3,090	130,804
Columbia Variable Portfolio - Dividend Opportunity Fund Class 2	11,527	52,557	842	280,724
Columbia Variable Portfolio - Government Money Market Fund	174,115	406,590	488,769	476,324
Columbia Variable Portfolio - Income Opportunities Fund Class 1	447	319	1,868	13,362
Columbia Variable Portfolio - Income Opportunities Fund Class 2	5,804	7,910	8,555	17,216
Columbia Variable Portfolio - Large Cap Growth Fund Class 1	2,134	164,971	4,343	103,027
Columbia Variable Portfolio - Large Cap Growth Fund Class 2	39,918	91,399	70,582	222,472
Columbia Variable Portfolio - Large Cap Index Fund	15,273	100,529	189,792	313,763
Columbia Variable Portfolio - Overseas Core Fund Class 1	3,537	28,501	9,572	36,044
Columbia Variable Portfolio - Overseas Core Fund Class 2	616	1,448	1,889	2,728
Columbia Variable Portfolio - Select Mid Cap Value Fund	5,931	127,838	15,250	49,093
Columbia Variable Portfolio - Small Cap Value Fund Class 1	15,513	1,842	4,277	58,160
Columbia Variable Portfolio - Small Cap Value Fund Class 2	49,137	30,292	66,227	126,816
Columbia Variable Portfolio - Small Company Growth Fund	13,997	1,514	2,177	4,790
Columbia Variable Portfolio - Strategic Income Fund Class 1	12,091	72,994	13,381	34,984
Columbia Variable Portfolio - Strategic Income Fund Class 2	14,321	38,072	49,260	156,584

(a) Name change. See Note 2.

KBL Variable Account A

Notes to Financial Statements (continued)

Note 4. Purchases and Proceeds from Sales of Investments (continued)

	2025		2024
Subaccount	Cost of Purchases	Proceeds from Sales	Cost of Purchases	Proceeds from Sales

Columbia Variable Portfolio - U.S. Government Mortgage Fund Class 1	$ 4,343	$ 18,830	$ 7,686	$ 12,541
Columbia Variable Portfolio - U.S. Government Mortgage Fund Class 2	25,278	53,262	38,914	165,347
Fidelity VIP Dynamic Capital Appreciation Portfolio	6,940	1,316	1,435	1,163
Fidelity VIP Equity-Income Portfolio	89,958	85,720	159,900	233,043
Fidelity VIP Growth Opportunities Portfolio	12,876	26,101	823	63,365
Invesco V.I. American Franchise Fund	39,468	84,231	4,930	32,667
Invesco V.I. Core Equity Fund	37,757	43,654	63,507	75,346
Invesco V.I. EQV International Equity Fund	25,299	21,700	13,904	68,012
MFS VIT I Growth Series Initial Class	344,239	411,952	152,832	236,648
MFS VIT I Growth Series Service Class	212,683	90,052	80,528	95,756
MFS VIT I Investors Trust Series	132,658	121,167	44,027	45,587
MFS VIT I New Discovery Series	275	89,411	14,409	13,026
MFS VIT I Research Series	83,484	58,370	21,999	54,256
MFS VIT I Total Return Bond Series	228	71	211	69
MFS VIT II Massachusetts Investors Growth Stock Portfolio	73,841	139,582	66,800	20,847
Rydex VT NASDAQ-100 Fund	3,558	1,576	1,116	241,477
Templeton Developing Markets VIP Fund	750	473	1,423	3,039

KBL Variable Account A

Notes to Financial Statements (continued)

Note 5. Related Party Transactions and Charges and Deductions

Related-Party Transactions

The Sponsor provides administrative services necessary for the operation of the Separate Account. The Sponsor absorbs all organizational expenses including the fees of registering the Separate Account and its contracts for distribution under federal and state securities laws.

Mortality and expense risk charges

Charges for mortality and expense risks are based on the value of the Sub-Account and are deducted from the Separate Account at the end of each valuation period to cover the risks assumed by the Sponsor. These charges are reflected in the Statements of Operations and Change in Net Assets. As of December 31, 2025, the deduction is at an effective annual rate of 1.25% of average separate account assets.

Distribution and administrative charges

A daily deduction from the Separate Account is made for distribution costs incurred by the Sponsor at an effective annual rate of 0.15% of contract value for New York Keyport Advisor Variable Annuity, New York Keyport Advisor Charter Variable Annuity, New York Keyport Advisor Optima Variable Annuity, New York Keyport Charter Variable Annuity, New York Keyport Optima Variable Annuity and New York Keyport Latitude Variable Annuity. There are no distribution charge deductions from the Separate Account for New York Keyport Advisor Variable Annuity contracts during the annuity period.

A daily deduction from the Separate Account is also made for administrative charge at an effective annual rate of 0.15% of contract value for New York Keyport Advisor Vista and New York Keyport Vista Variable Annuity. This charge is designed to compensate the Sponsor for administrative expenses that are not covered by the certificate maintenance charge.

These charges are reflected in the Statements of Operations and Change in Net Assets as a component of “Mortality and expense risk and administrative charges”.

Certificate maintenance charge

Each year on the account anniversary date, an annual $36 certificate maintenance charge is deducted from the contract owner’s account in the case of New York Keyport Advisor, New York Keyport Advisor Charter, New York Keyport Advisor Optima, New York Keyport Charter, New York Keyport Optima and New York Keyport Latitude to reimburse the Sponsor for certain administrative expenses. This charge is reflected in the Statements of Operations and Change in Net Assets as a component of “Maintenance charges and mortality adjustments”.

Surrender charges

The Sponsor does not deduct a sales charge from purchase payments. However, a surrender charge (contingent deferred sales charge) is deducted based on a graded table of charges for New York Keyport Advisor, New York Keyport Advisor Charter, New York Keyport Advisor Optima, New York Keyport Charter, New York Keyport Optima and New York Keyport Latitude if the contract holder requests a full withdrawal prior to reaching the pay-out phase. The surrender charge is deducted from the Sub-Account and the Fixed Account in the same manner as the amount withdrawn. These charges are reflected in the Statements of Operations and Change in Net Assets as a component of “Maintenance charges and mortality adjustments”.

Premium Taxes

A deduction, when applicable, is made for premium taxes or similar state or local taxes. It is currently the policy of the Sponsor to make this deduction from the certificate value upon full surrender (including surrender for the death benefit) or annuitization. The certificate value is the sum of the separate account value and the fixed account value under the policyholder’s certificates.

KBL Variable Account A

Notes to Financial Statements (continued)

Note 6. Summary of Unit Transactions

The changes in units outstanding for the periods December 31, 2025 and 2024, were as follows:

	2025			2024
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

AB VPS Relative Value Portfolio Class A	-	-	-	-	(251)	(251)
AB VPS Relative Value Portfolio Class B	577	(1,915)	(1,338)	1,972	(3,670)	(1,698)
AB VPS Sustainable Global Thematic Portfolio	398	(949)	(551)	40	(371)	(331)
Alger Small Cap Growth Portfolio	27	(1,252)	(1,225)	49	(502)	(453)
Columbia Variable Portfolio – Acorn Fund (a)	276	(2,187)	(1,911)	2,165	(7,681)	(5,516)
Columbia Variable Portfolio – Acorn International Fund (a)	266	(454)	(188)	412	(529)	(117)
Columbia Variable Portfolio - Dividend Opportunity Fund Class 1	51	(5,813)	(5,762)	127	(4,817)	(4,690)
Columbia Variable Portfolio - Dividend Opportunity Fund Class 2	466	(1,806)	(1,340)	36	(11,216)	(11,180)
Columbia Variable Portfolio - Government Money Market Fund	6,974	(36,932)	(29,958)	36,620	(45,272)	(8,652)
Columbia Variable Portfolio - Income Opportunities Fund Class 1	-	(1)	(1)	-	(930)	(930)
Columbia Variable Portfolio - Income Opportunities Fund Class 2	255	(447)	(192)	139	(1,170)	(1,031)
Columbia Variable Portfolio - Large Cap Growth Fund Class 1	46	(2,525)	(2,479)	90	(1,876)	(1,786)
Columbia Variable Portfolio - Large Cap Growth Fund Class 2	704	(1,552)	(848)	1,602	(5,006)	(3,404)
Columbia Variable Portfolio - Large Cap Index Fund	339	(1,862)	(1,523)	5,043	(7,638)	(2,595)
Columbia Variable Portfolio - Overseas Core Fund Class 1	-	(1,546)	(1,546)	135	(2,360)	(2,225)
Columbia Variable Portfolio - Overseas Core Fund Class 2	-	(61)	(61)	41	(159)	(118)

(a) Name change. See Note 2.

KBL Variable Account A

Notes to Financial Statements (continued)

Note 6. Summary of Unit Transactions (continued)

	2025			2024
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Columbia Variable Portfolio - Select Mid Cap Value Fund	217	(4,065)	(3,848)	578	(1,597)	(1,019)
Columbia Variable Portfolio - Small Cap Value Fund Class 1	-	(10)	(10)	-	(944)	(944)
Columbia Variable Portfolio - Small Cap Value Fund Class 2	48	(395)	(347)	930	(2,109)	(1,179)
Columbia Variable Portfolio - Small Company Growth Fund	-	-	-	-	(25)	(25)
Columbia Variable Portfolio - Strategic Income Fund Class 1	34	(1,843)	(1,809)	41	(877)	(836)
Columbia Variable Portfolio - Strategic Income Fund Class 2	97	(963)	(866)	1,095	(4,513)	(3,418)
Columbia Variable Portfolio - U.S. Government Mortgage Fund Class 1	106	(1,606)	(1,500)	294	(1,077)	(783)
Columbia Variable Portfolio - U.S. Government Mortgage Fund Class 2	1,486	(4,634)	(3,148)	2,145	(16,420)	(14,275)
Fidelity VIP Dynamic Capital Appreciation Portfolio	-	(13)	(13)	-	(14)	(14)
Fidelity VIP Equity-Income Portfolio	729	(1,848)	(1,119)	2,858	(6,380)	(3,522)
Fidelity VIP Growth Opportunities Portfolio	88	(274)	(186)	15	(1,096)	(1,081)
Invesco V.I. American Franchise Fund	57	(1,783)	(1,726)	112	(609)	(497)
Invesco V.I. Core Equity Fund	257	(1,015)	(758)	1,069	(2,266)	(1,197)
Invesco V.I. EQV International Equity Fund	111	(638)	(527)	283	(2,422)	(2,139)
MFS VIT I Growth Series Initial Class	30	(3,716)	(3,686)	77	(2,373)	(2,296)
MFS VIT I Growth Series Service Class	213	(767)	(554)	62	(944)	(882)
MFS VIT I Investors Trust Series	32	(2,998)	(2,966)	445	(1,234)	(789)
MFS VIT I New Discovery Series	10	(2,528)	(2,518)	474	(261)	213
MFS VIT I Research Series	1	(747)	(746)	3	(792)	(789)
MFS VIT I Total Return Bond Series	-	-	-	-	-	-
MFS VIT II Massachusetts Investors Growth Stock Portfolio	74	(4,359)	(4,285)	546	(447)	99

KBL Variable Account A

Notes to Financial Statements (continued)

Note 6. Summary of Unit Transactions (continued)

	2025			2024
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Rydex VT NASDAQ-100 Fund	8	(23)	(15)	2	(9,651)	(9,649)
Templeton Developing Markets VIP Fund	-	-	-	-	(109)	(109)

KBL Variable Account A

Notes to Financial Statements (continued)

Note 7. Financial Highlights

The Separate Account has a number of products, which have unique combinations of features and fees that are charged against the contract owner’s subaccount balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns. The information presented below identifies the range of lowest to highest expense ratios and the corresponding unit values and total returns. The summary may not reflect the minimum and maximum contract charges offered by the Separate Account as contract owners may not have selected all available and applicable contract options as discussed in Note 5.

A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios and total return ratios for each of the five years in the period ended December 31, 2025, were as follows:

		Unit	Unit		Investment	Expense	Expense	Total	Total
		Values	Values		Income	Ratios	Ratios	Returns	Returns
		Lowest	Highest	Net	Ratios	Lowest	Highest	Lowest	Highest
Subaccount	Units	($) (4)	($) (4)	Assets ($)	(%) (1)	(%) (2)	(%) (2)	(%) (3)(4)	(%) (3)(4)

AB VPS Relative Value Portfolio Class A
2025	2,346	59.03	59.03	138,509	1.11	1.39	1.39	8.95	8.95
2024	2,346	54.18	54.18	127,135	1.48	1.39	1.39	11.44	11.44
2023	2,597	48.62	48.62	126,265	1.50	1.39	1.39	10.48	10.48
2022	2,646	44.00	44.00	116,413	1.41	1.39	1.39	(5.51)	(5.51)
2021	2,646	46.57	46.57	123,208	0.82	1.39	1.39	26.39	26.39
AB VPS Relative Value Portfolio Class B
2025	11,675	44.20	45.99	519,725	0.90	1.24	1.39	8.68	8.85
2024	13,013	40.67	42.25	533,437	1.24	1.24	1.39	11.18	11.36
2023	14,711	37.94	36.58	536,562	1.26	1.24	1.39	10.18	10.35
2022	17,447	34.38	34.38	579,922	1.07	1.24	1.24	(5.60)	(5.60)
2021	18,539	35.22	35.22	652,851	0.63	1.39	1.39	26.07	26.07
AB VPS Sustainable Global Thematic Portfolio
2025	8,003	20.02	20.02	160,257	-	1.39	1.39	4.54	4.54
2024	8,554	19.15	19.15	163,825	-	1.39	1.39	4.47	4.47
2023	8,885	18.33	18.33	162,850	0.03	1.39	1.39	14.11	14.11
2022	11,739	16.06	16.06	188,560	-	1.39	1.39	(28.17)	(28.17)
2021	12,554	22.36	22.36	280,762	-	1.39	1.39	20.88	20.88

KBL Variable Account A

Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

		Unit	Unit		Investment	Expense	Expense	Total	Total
		Values	Values		Income	Ratios	Ratios	Returns	Returns
		Lowest	Highest	Net	Ratios	Lowest	Highest	Lowest	Highest
Subaccount	Units	($) (4)	($) (4)	Assets ($)	(%) (1)	(%) (2)	(%) (2)	(%) (3)(4)	(%) (3)(4)

Alger Small Cap Growth Portfolio
2025	7,147	41.57	43.12	297,154	-	1.24	1.39	4.45	4.58
2024	8,372	39.80	41.23	333,255	0.38	1.24	1.39	6.62	6.79
2023	8,825	38.61	37.33	329,382	-	1.39	1.39	14.89	15.06
2022	8,916	32.49	32.49	289,671	-	1.39	1.39	(38.87)	(38.87)
2021	9,207	54.81	53.15	489,367	-	1.24	1.39	(7.36)	(7.22)
Columbia Variable Portfolio – Acorn Fund (a)
2025	17,757	57.94	60.17	1,030,505	-	1.24	1.39	3.02	3.17
2024	19,668	56.24	58.32	1,108,808	-	1.24	1.39	12.59	12.76
2023	25,184	51.72	49.95	1,254,222	-	1.24	1.39	20.06	20.24
2022	18,121	43.01	41.61	754,805	-	1.24	1.39	(34.38)	(34.28)
2021	18,545	65.45	63.41	1,175,902	0.74	1.24	1.39	7.40	7.56
Columbia Variable Portfolio – Acorn International Fund (a)
2025	8,200	30.38	31.55	249,108	1.27	1.24	1.39	11.20	11.37
2024	8,388	27.32	28.33	229,172	1.38	1.24	1.39	(9.54)	(9.37)
2023	8,505	31.26	30.20	256,822	0.32	1.24	1.39	15.34	15.52
2022	8,988	27.07	26.18	235,305	0.93	1.24	1.39	(34.76)	(34.66)
2021	9,646	41.42	40.13	387,075	0.54	1.24	1.39	17.17	17.34
Columbia Variable Portfolio - Dividend Opportunity Fund Class 1
2025	32,807	29.72	30.38	975,294	-	1.24	1.39	14.22	14.38
2024	38,569	26.02	26.56	1,003,811	-	1.24	1.39	13.82	13.99
2023	43,259	23.30	22.86	988,957	-	1.24	1.39	3.64	3.80
2022	47,182	22.45	22.06	1,042,213	-	1.24	1.39	(2.47)	(2.33)
2021	49,983	22.98	22.62	1,131,872	-	1.24	1.39	24.42	24.61

(a) Name change. See Note 2.

KBL Variable Account A

Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

		Unit	Unit		Investment	Expense	Expense	Total	Total
		Values	Values		Income	Ratios	Ratios	Returns	Returns
		Lowest	Highest	Net	Ratios	Lowest	Highest	Lowest	Highest
Subaccount	Units	($) (4)	($) (4)	Assets ($)	(%) (1)	(%) (2)	(%) (2)	(%) (3)(4)	(%) (3)(4)

Columbia Variable Portfolio - Dividend Opportunity Fund Class 2
2025	11,317	28.67	29.30	325,050	-	1.24	1.39	14.00	14.14
2024	12,657	25.15	25.67	319,220	-	1.24	1.39	13.49	13.68
2023	23,837	22.58	22.16	470,965	-	1.24	1.39	3.40	3.55
2022	26,542	21.81	21.43	535,638	-	1.24	1.39	(2.75)	(2.60)
2021	28,440	22.39	22.04	627,484	-	1.24	1.39	24.16	24.34
Columbia Variable Portfolio - Government Money Market Fund
2025	252,913	10.11	10.31	2,558,443	3.90	1.24	1.39	2.54	2.69
2024	282,871	9.86	10.04	2,791,002	4.88	1.24	1.39	3.57	3.72
2023	291,523	9.68	9.52	2,768,218	4.61	1.24	1.39	3.28	3.44
2022	317,022	9.36	9.22	2,922,860	1.16	1.24	1.39	(0.19)	(0.04)
2021	323,295	9.36	9.24	2,978,350	0.02	1.24	1.39	(1.36)	(1.21)
Columbia Variable Portfolio - Income Opportunities Fund Class 1
2025	1,547	14.86	14.86	22,984	2.01	1.39	1.39	7.29	7.29
2024	1,548	13.85	13.85	21,433	6.05	1.39	1.39	4.45	4.45
2023	2,478	13.26	13.26	32,851	5.17	1.39	1.39	10.02	10.02
2022	2,553	12.05	12.05	30,772	5.39	1.39	1.39	(11.25)	(11.25)
2021	2,554	13.58	13.58	34,687	9.03	1.39	1.39	3.05	3.05
Columbia Variable Portfolio - Income Opportunities Fund Class 2
2025	9,063	14.43	14.71	130,826	1.78	1.24	1.39	6.89	7.06
2024	9,255	13.50	13.74	124,930	5.24	1.24	1.39	4.25	4.41
2023	10,286	13.16	12.95	133,208	5.50	1.24	1.39	9.83	9.99
2022	22,086	11.96	11.79	260,430	5.23	1.24	1.39	(11.45)	(11.32)
2021	25,424	13.49	13.32	338,755	8.84	1.24	1.39	2.70	2.85
Columbia Variable Portfolio - Large Cap Growth Fund Class 1
2025	16,787	61.57	62.93	1,034,320	-	1.24	1.39	14.55	14.69
2024	19,266	53.75	54.87	1,036,628	-	1.24	1.39	29.49	29.72
2023	21,052	42.30	41.51	874,395	-	1.24	1.39	41.20	41.41
2022	24,755	29.92	29.40	727,915	-	1.24	1.39	(32.33)	(32.23)
2021	25,183	44.14	43.44	1,093,733	-	1.24	1.39	26.95	27.14

KBL Variable Account A

Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

		Unit	Unit		Investment	Expense	Expense	Total	Total
		Values	Values		Income	Ratios	Ratios	Returns	Returns
		Lowest	Highest	Net	Ratios	Lowest	Highest	Lowest	Highest
Subaccount	Units	($) (4)	($) (4)	Assets ($)	(%) (1)	(%) (2)	(%) (2)	(%) (3)(4)	(%) (3)(4)

Columbia Variable Portfolio - Large Cap Growth Fund Class 2
2025	10,190	59.35	60.67	606,635	-	1.24	1.39	14.24	14.43
2024	11,038	51.95	53.02	575,146	-	1.24	1.39	29.20	29.38
2023	14,442	40.98	40.21	580,636	-	1.24	1.39	40.80	41.01
2022	15,164	29.06	28.56	433,375	-	1.24	1.39	(32.48)	(32.38)
2021	16,399	42.98	42.30	694,062	-	1.24	1.39	26.58	26.77
Columbia Variable Portfolio - Large Cap Index Fund
2025	22,624	49.68	50.78	1,123,883	-	1.24	1.39	15.64	15.80
2024	24,147	42.96	43.85	1,037,390	-	1.24	1.39	22.67	22.86
2023	26,742	35.69	35.02	936,095	-	1.24	1.39	23.92	24.11
2022	29,794	28.76	28.26	842,536	-	1.24	1.39	(19.66)	(19.54)
2021	32,663	35.75	35.18	1,149,793	-	1.24	1.39	26.30	26.49
Columbia Variable Portfolio - Overseas Core Fund Class 1
2025	9,761	19.18	19.18	187,257	2.01	1.39	1.39	36.32	36.32
2024	11,307	14.07	14.36	159,081	4.43	1.24	1.39	2.03	2.13
2023	13,532	14.06	13.79	186,657	1.92	1.24	1.39	14.05	14.22
2022	14,477	12.31	12.09	175,099	0.86	1.24	1.39	(15.85)	(15.73)
2021	15,766	14.60	14.37	226,620	1.26	1.24	1.39	8.44	8.60
Columbia Variable Portfolio - Overseas Core Fund Class 2
2025	2,181	18.48	18.48	40,321	1.72	1.39	1.39	35.88	35.88
2024	2,242	13.60	13.60	30,478	4.17	1.39	1.39	1.80	1.80
2023	2,360	13.36	13.36	31,529	1.67	1.39	1.39	13.73	13.73
2022	2,391	11.74	11.74	28,082	0.76	1.39	1.39	(16.08)	(16.08)
2021	2,474	14.22	13.99	34,620	1.09	1.24	1.39	8.23	8.39
Columbia Variable Portfolio - Select Mid Cap Value Fund
2025	8,396	32.11	32.82	270,136	-	1.24	1.39	12.63	12.78
2024	12,244	28.51	29.10	349,866	-	1.24	1.39	10.93	11.11
2023	13,263	26.19	25.70	290,816	-	1.24	1.39	8.78	8.94
2022	15,359	24.04	23.62	334,969	-	1.24	1.39	(10.69)	(10.55)
2021	16,429	26.87	26.45	434,612	-	1.24	1.39	30.50	30.70

KBL Variable Account A

Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

		Unit	Unit		Investment	Expense	Expense	Total	Total
		Values	Values		Income	Ratios	Ratios	Returns	Returns
		Lowest	Highest	Net	Ratios	Lowest	Highest	Lowest	Highest
Subaccount	Units	($) (4)	($) (4)	Assets ($)	(%) (1)	(%) (2)	(%) (2)	(%) (3)(4)	(%) (3)(4)

Columbia Variable Portfolio - Small Cap Value Fund Class 1
2025	1,300	74.33	74.33	96,657	1.21	1.39	1.39	13.41	13.41
2024	1,310	65.54	65.54	85,844	0.68	1.39	1.39	7.34	7.34
2023	2,254	61.06	61.06	137,623	0.76	1.39	1.39	20.26	20.26
2022	2,649	50.77	50.77	134,463	0.75	1.39	1.39	(9.95)	(9.95)
2021	2,743	56.38	56.38	154,654	0.68	1.39	1.39	27.40	27.40
Columbia Variable Portfolio - Small Cap Value Fund Class 2
2025	3,832	70.89	73.77	272,839	0.98	1.24	1.39	13.08	13.25
2024	4,179	62.69	65.14	263,702	0.50	1.24	1.39	7.14	7.31
2023	5,358	60.70	58.51	251,536	0.43	1.24	1.39	19.99	20.17
2022	5,796	50.51	50.51	251,288	0.51	1.39	1.39	(10.09)	(10.09)
2021	6,015	54.31	54.31	326,699	0.51	1.39	1.39	27.03	27.03
Columbia Variable Portfolio - Small Company Growth Fund
2025	611	201.91	201.91	123,267	-	1.39	1.39	20.01	20.01
2024	611	168.25	168.25	102,738	2.30	1.39	1.39	22.39	22.39
2023	636	137.47	137.47	87,477	-	1.39	1.39	24.89	24.89
2022	752	110.08	110.08	82,803	-	1.39	1.39	(36.65)	(36.65)
2021	759	173.77	173.77	131,941	-	1.39	1.39	(4.24)	(4.24)
Columbia Variable Portfolio - Strategic Income Fund Class 1
2025	5,331	38.58	38.58	205,669	4.52	1.39	1.39	5.84	5.84
2024	7,140	36.45	37.44	260,269	4.47	1.24	1.39	3.23	3.40
2023	7,976	36.76	35.31	281,631	3.65	1.24	1.39	8.16	8.32
2022	8,899	33.94	32.65	290,557	2.91	1.24	1.39	(12.59)	(12.46)
2021	10,068	38.77	26.67	375,902	5.38	1.24	1.39	0.68	0.83
Columbia Variable Portfolio - Strategic Income Fund Class 2
2025	6,168	36.35	37.96	224,261	4.48	1.24	1.39	5.67	5.83
2024	7,034	34.40	35.87	241,958	4.26	1.24	1.39	3.06	3.22
2023	10,452	34.75	33.38	348,794	3.47	1.24	1.39	7.70	7.86
2022	11,377	32.22	30.99	352,689	2.73	1.24	1.39	(12.74)	(12.61)
2021	12,582	36.87	35.52	447,534	5.22	1.24	1.39	0.22	0.37

KBL Variable Account A

Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

		Unit	Unit		Investment	Expense	Expense	Total	Total
		Values	Values		Income	Ratios	Ratios	Returns	Returns
		Lowest	Highest	Net	Ratios	Lowest	Highest	Lowest	Highest
Subaccount	Units	($) (4)	($) (4)	Assets ($)	(%) (1)	(%) (2)	(%) (2)	(%) (3)(4)	(%) (3)(4)

Columbia Variable Portfolio - U.S. Government Mortgage Fund Class 1
2025	13,040	10.66	10.66	139,047	2.26	1.39	1.39	7.68	7.68
2024	14,540	9.90	10.11	143,984	3.30	1.24	1.39	0.10	0.30
2023	15,323	10.08	9.89	151,510	2.78	1.24	1.39	4.24	4.40
2022	16,031	9.65	9.48	152,059	2.13	1.24	1.39	(15.32)	(15.20)
2021	20,295	11.38	11.20	227,346	2.05	1.24	1.39	(2.32)	(2.17)
Columbia Variable Portfolio - U.S. Government Mortgage Fund Class 2
2025	50,615	10.27	10.50	520,253	2.03	1.24	1.39	7.31	7.47
2024	53,763	9.57	9.77	514,949	3.29	1.24	1.39	(0.10)	0.10
2023	68,038	9.76	9.58	651,077	2.55	1.24	1.39	3.98	4.13
2022	71,997	9.38	9.21	661,345	1.85	1.24	1.39	(15.51)	(15.38)
2021	79,315	11.08	10.90	863,957	1.76	1.24	1.39	(2.57)	(2.42)
Fidelity VIP Dynamic Capital Appreciation Portfolio
2025	578	69.73	69.73	40,291	0.43	1.39	1.39	16.84	16.84
2024	591	59.68	59.68	35,262	0.05	1.39	1.39	23.46	23.46
2023	605	48.34	48.34	29,222	0.12	1.39	1.39	26.95	26.95
2022	617	38.08	38.08	23,504	0.11	1.39	1.39	(22.14)	(22.14)
2021	633	48.90	48.90	30,963	0.12	1.39	1.39	22.55	22.55
Fidelity VIP Equity-Income Portfolio
2025	19,773	43.17	44.85	856,678	1.65	1.24	1.39	17.12	17.29
2024	20,892	36.86	38.24	773,114	1.55	1.24	1.39	13.45	13.61
2023	24,414	33.66	32.49	790,765	1.75	1.24	1.39	8.86	9.02
2022	25,885	30.87	29.85	772,091	1.68	1.24	1.39	(6.55)	(6.41)
2021	28,565	32.99	31.94	913,625	1.63	1.24	1.39	22.89	23.07
Fidelity VIP Growth Opportunities Portfolio
2025	8,376	72.67	75.50	608,663	-	1.24	1.39	19.96	20.13
2024	8,562	60.58	62.85	518,714	-	1.24	1.39	36.63	36.84
2023	9,643	45.93	44.34	427,541	-	1.24	1.39	43.30	43.52
2022	11,176	32.00	30.94	345,761	-	1.24	1.39	(39.17)	(39.08)
2021	11,051	52.53	50.86	562,061	-	1.24	1.39	10.13	10.29

KBL Variable Account A

Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

		Unit	Unit		Investment	Expense	Expense	Total	Total
		Values	Values		Income	Ratios	Ratios	Returns	Returns
		Lowest	Highest	Net	Ratios	Lowest	Highest	Lowest	Highest
Subaccount	Units	($) (4)	($) (4)	Assets ($)	(%) (1)	(%) (2)	(%) (2)	(%) (3)(4)	(%) (3)(4)

Invesco V.I. American Franchise Fund
2025	7,987	51.43	52.50	411,419	-	1.24	1.39	10.10	10.29
2024	9,713	46.71	47.60	454,482	-	1.24	1.39	33.04	33.22
2023	10,210	35.73	35.11	358,137	-	1.24	1.39	38.99	39.19
2022	12,135	25.67	25.26	305,988	-	1.24	1.39	(32.06)	(31.96)
2021	13,324	37.73	37.19	494,275	-	1.24	1.39	10.38	10.55
Invesco V.I. Core Equity Fund
2025	8,949	40.07	41.26	360,351	0.64	1.24	1.39	14.58	14.74
2024	9,707	34.97	35.96	341,474	0.70	1.24	1.39	23.83	24.04
2023	10,904	28.99	28.24	307,839	0.74	1.24	1.39	21.67	21.85
2022	11,663	23.79	23.21	270,356	0.89	1.24	1.39	(21.64)	(21.53)
2021	12,796	30.32	29.62	378,295	0.63	1.24	1.39	25.98	26.16
Invesco V.I. EQV International Equity Fund
2025	10,155	29.32	29.32	297,712	1.42	1.39	1.39	14.89	14.89
2024	10,682	25.52	25.52	272,572	1.66	1.39	1.39	(0.78)	(0.78)
2023	12,821	19.39	25.72	329,693	0.19	1.24	1.39	16.52	16.69
2022	14,352	16.62	22.07	317,302	1.73	1.24	1.39	(19.43)	(19.31)
2021	14,911	20.60	27.39	409,534	1.27	1.24	1.39	4.43	4.58
MFS VIT I Growth Series Initial Class
2025	16,386	110.84	115.78	1,817,279	-	1.24	1.39	10.65	10.82
2024	20,072	100.17	104.48	2,011,714	-	1.24	1.39	29.64	29.84
2023	22,368	80.47	77.27	1,728,932	-	1.24	1.39	33.99	34.19
2022	24,976	59.97	57.67	1,441,293	-	1.24	1.39	(32.58)	(32.48)
2021	26,872	88.81	85.53	2,299,367	-	1.24	1.39	21.83	22.01
MFS VIT I Growth Series Service Class
2025	9,369	104.29	108.94	978,377	-	1.24	1.39	10.36	10.53
2024	9,923	94.50	98.56	939,588	-	1.24	1.39	29.33	29.51
2023	10,805	76.10	73.07	789,866	-	1.24	1.39	33.64	33.84
2022	12,538	56.85	54.67	685,575	-	1.24	1.39	(32.75)	(32.65)
2021	12,905	84.41	81.30	1,049,027	-	1.24	1.39	21.54	21.72

KBL Variable Account A

Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

		Unit	Unit		Investment	Expense	Expense	Total	Total
		Values	Values		Income	Ratios	Ratios	Returns	Returns
		Lowest	Highest	Net	Ratios	Lowest	Highest	Lowest	Highest
Subaccount	Units	($) (4)	($) (4)	Assets ($)	(%) (1)	(%) (2)	(%) (2)	(%) (3)(4)	(%) (3)(4)

MFS VIT I Investors Trust Series
2025	7,996	40.71	42.30	325,494	0.51	1.24	1.39	11.75	11.93
2024	10,962	36.43	37.79	399,291	0.47	1.24	1.39	17.59	17.73
2023	11,751	32.10	30.98	364,291	0.46	1.24	1.39	17.03	17.21
2022	13,148	27.38	26.48	348,712	0.39	1.24	1.39	(17.84)	(17.71)
2021	13,732	33.28	32.22	443,318	0.41	1.24	1.39	24.76	24.95
MFS VIT I New Discovery Series
2025	7,128	35.79	35.79	255,111	-	1.39	1.39	11.01	11.01
2024	9,646	32.24	32.24	310,984	-	1.39	1.39	4.95	4.95
2023	9,433	30.72	30.72	289,743	-	1.39	1.39	12.68	12.68
2022	9,732	27.26	27.26	265,300	-	1.39	1.39	(30.96)	(30.96)
2021	10,358	39.49	39.49	409,021	-	1.39	1.39	0.17	0.17
MFS VIT I Research Series
2025	4,374	75.63	79.00	330,915	0.97	1.24	1.39	11.30	11.46
2024	5,120	67.95	70.88	348,055	0.60	1.24	1.39	17.22	17.39
2023	5,909	60.38	57.97	342,497	0.51	1.24	1.39	20.73	20.91
2022	6,595	48.02	48.02	316,657	0.49	1.39	1.39	(18.35)	(18.35)
2021	6,883	58.81	58.81	404,800	0.54	1.39	1.39	23.08	23.08
MFS VIT I Total Return Bond Series
2025	244	21.62	21.62	5,266	4.44	1.39	1.39	5.72	5.72
2024	244	20.45	20.45	4,982	4.26	1.39	1.39	1.14	1.14
2023	244	20.23	20.23	4,926	3.19	1.39	1.39	5.90	5.90
2022	244	19.10	19.10	4,652	2.78	1.39	1.39	(15.12)	(15.12)
2021	244	22.50	22.50	5,480	2.58	1.39	1.39	(2.18)	(2.18)
MFS VIT II Massachusetts Investors Growth Stock Portfolio
2025	16,088	31.35	31.35	504,423	0.02	1.39	1.39	8.07	8.07
2024	20,373	29.01	29.01	590,940	0.13	1.39	1.39	14.39	14.39
2023	20,274	25.36	25.36	514,159	0.05	1.39	1.39	22.00	22.00
2022	21,218	21.03	20.79	441,086	-	1.24	1.39	(20.56)	(20.44)
2021	22,024	26.44	26.17	576,334	0.03	1.24	1.39	23.92	24.11

KBL Variable Account A

Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

		Unit	Unit		Investment	Expense	Expense	Total	Total
		Values	Values		Income	Ratios	Ratios	Returns	Returns
		Lowest	Highest	Net	Ratios	Lowest	Highest	Lowest	Highest
Subaccount	Units	($) (4)	($) (4)	Assets ($)	(%) (1)	(%) (2)	(%) (2)	(%) (3)(4)	(%) (3)(4)

Rydex VT NASDAQ-100 Fund
2025	1,826	35.30	35.30	64,456	0.03	1.39	1.39	17.39	17.39
2024	1,841	30.07	30.07	55,356	0.14	1.39	1.39	22.19	22.19
2023	11,490	24.61	24.61	282,727	-	1.39	1.39	51.11	51.11
2022	15,888	16.29	16.29	258,730	-	1.39	1.39	(35.05)	(35.05)
2021	16,002	25.07	25.07	401,224	-	1.39	1.39	23.81	23.81
Templeton Developing Markets VIP Fund
2025	1,245	32.85	32.85	40,905	0.53	1.39	1.39	44.27	44.27
2024	1,245	22.77	22.77	28,356	3.94	1.39	1.39	6.15	6.15
2023	1,354	21.45	21.45	29,041	2.07	1.39	1.39	11.07	11.07
2022	1,357	19.31	19.31	26,208	2.66	1.39	1.39	(23.06)	(23.06)
2021	1,490	25.10	25.10	37,405	0.93	1.39	1.39	(7.04)	(7.04)

(1) The investment income ratios represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2) The expense ratios represent the annualized contract expenses of the Separate Account for each period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner contracts through the redemption of units and expenses of the Fund have been excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated or from the inception date through the end of the reporting period.

(4) Unit value information is calculated on a daily basis regardless of whether or not the subaccount has contract holders.

KBL Variable Account A

Notes to Financial Statements (continued)

Note 8. Subsequent Events

The Separate Account has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no items require recognition or disclosure.

KPMG LLP

Two Manhattan West

375 9th Avenue, 17th Floor

New York, NY 10001

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Nassau Life Insurance Company and

Contract Owners of KBL Variable Account A:

Opinion on the Financial Statements

We have audited the accompanying statements of net assets of the subaccounts listed in the Appendix that comprise KBL Variable Account A (the Separate Account) as of December 31, 2025, the related statements of operations and change in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights in Note 7 for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each subaccount as of December 31, 2025, the results of their operations and changes in their net assets for each of the years in the two-year period then ended (or for the period indicated in the Appendix), and the financial highlights for each of the years or periods in the five-year period then ended (or for the period indicated in the Appendix), in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2025, by correspondence with the transfer agents of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more Nassau Insurance Group Holdings’ separate accounts since 2015.

New York, New York

April 14, 2026

KPMG LLP, a Delaware limited liability partnership, and its subsidiaries are part of the KPMG global organization of independent member firms affiliated with KPMG

International Limited, a private English company limited by guarantee.

Appendix

KBL Variable Account A

AB VPS Relative Value Portfolio Class A

AB VPS Relative Value Portfolio Class B

AB VPS Sustainable Global Thematic Portfolio

AB VPS Sustainable International Thematic Portfolio

Alger Small Cap Growth Portfolio

Columbia Variable Portfolio – Acorn Fund (1)

Columbia Variable Portfolio – Acorn International Fund (1)

Columbia Variable Portfolio - Dividend Opportunity Fund Class 1

Columbia Variable Portfolio - Dividend Opportunity Fund Class 2

Columbia Variable Portfolio - Government Money Market Fund

Columbia Variable Portfolio - Income Opportunities Fund Class 1

Columbia Variable Portfolio - Income Opportunities Fund Class 2

Columbia Variable Portfolio - Large Cap Growth Fund Class 1

Columbia Variable Portfolio - Large Cap Growth Fund Class 2

Columbia Variable Portfolio - Large Cap Index Fund

Columbia Variable Portfolio - Overseas Core Fund Class 1

Columbia Variable Portfolio - Overseas Core Fund Class 2

Columbia Variable Portfolio - Select Mid Cap Value Fund

Columbia Variable Portfolio - Small Cap Value Fund Class 1

Columbia Variable Portfolio - Small Cap Value Fund Class 2

Columbia Variable Portfolio - Small Company Growth Fund

Columbia Variable Portfolio - Strategic Income Fund Class 1

Columbia Variable Portfolio - Strategic Income Fund Class 2

Columbia Variable Portfolio - U.S. Government Mortgage Fund Class 1

Columbia Variable Portfolio - U.S. Government Mortgage Fund Class 2

Fidelity VIP Dynamic Capital Appreciation Portfolio

Fidelity VIP Equity-Income Portfolio

Fidelity VIP Growth Opportunities Portfolio

Invesco V.I. American Franchise Fund

Invesco V.I. Core Equity Fund

Invesco V.I. EQV International Equity Fund

MFS VIT I Growth Series Initial Class

MFS VIT I Growth Series Service Class

MFS VIT I Investors Trust Series

MFS VIT I New Discovery Series

MFS VIT I Research Series

MFS VIT I Total Return Bond Series

MFS VIT II Massachusetts Investors Growth Stock Portfolio

Rydex VT NASDAQ-100 Fund

Templeton Developing Markets VIP Fund

(1) See Note 2 to the financial statements for the former name of the subaccount.